GLOBAL X FUNDS

Global X China Consumer ETF
Global X China Energy ETF
Global X China Financials ETF
Global X China Industrials ETF
Global X China Materials ETF
Global X NASDAQ China Technology ETF
Global X FTSE Southeast Asia ETF
Global X FTSE Andean 40 ETF
Global X MSCI Colombia ETF
Global X Brazil Mid Cap ETF
Global X Brazil Consumer ETF
Global X MSCI Argentina ETF
Global X MSCI Greece ETF
Global X MSCI Norway ETF
Global X FTSE Nordic Region ETF
Global X MSCI Nigeria ETF
Global X Next Emerging & Frontier ETF
Global X MSCI Portugal ETF
Global X MSCI Pakistan ETF
Global X Brazil Industrials ETF
Global X Brazil Materials ETF
Global X Brazil Utilities ETF
Global X China Mid Cap ETF
Global X Czech Republic Index ETF
Global X FTSE Bangladesh Index ETF
Global X Silver Miners ETF
Global X Gold Explorers ETF
Global X Copper Miners ETF
Global X Uranium ETF
Global X Lithium & Battery Tech ETF
Global X Fertilizers/Potash ETF
Global X SuperDividend® ETF
Global X SuperDividend® U.S. ETF
Global X MSCI SuperDividend® Emerging Markets ETF
Global X SuperDividend® REIT ETF
Global X SuperIncome™ Preferred ETF
Global X Social Media ETF
Global X | JPMorgan Efficiente Index ETF
Global X | JPMorgan US Sector Rotator Index ETF
Global X Permanent ETF
Global X Guru® Index ETF
Global X Guru® Activist Index ETF
Global X Guru® International Index ETF
Global X Scientific Beta US ETF
Global X Scientific Beta Europe ETF
Global X Scientific Beta Japan ETF
Global X Scientific Beta Asia ex-Japan ETF
Global X YieldCo Index ETF
Global X S&P 500® Catholic Values ETF
Global X MSCI SuperDividend® EAFE ETF
Global X Guru® Value Index ETF
Global X Risk Parity ETF
Global X Scientific Beta Developed Markets ex-US ETF
Global X Scientific Beta Emerging Markets ETF
Global X SuperIncome™ ETF
Global X Central America Index ETF
Global X Central and Northern Europe ETF

Global X Southern Europe ETF
Global X Eastern Europe ETF
Global X Emerging Africa ETF
Global X Sub-Saharan Africa Index ETF
Global X FTSE Frontier Markets ETF
Global X FTSE Morocco 20 Index ETF
Global X FTSE Sri Lanka Index ETF
Global X FTSE Ukraine Index ETF
Global X Hungary Index ETF
Global X Kazakhstan Index ETF
Global X Kuwait ETF
Global X Luxembourg ETF
Global X Slovakia Index ETF
Global X Advanced Materials ETF
Global X Cement ETF
Global X Land ETF
Global X FTSE Railroads ETF
Global X FTSE Toll Roads & Ports ETF

Supplement dated September 6, 2017
to the Statement of Additional Information dated March 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the Statement of Additional Information is revised as follows:

1)	On page 64, the last two sentences of the first paragraph under “Issuance of a Creation Unit” are deleted and replaced with the following:
“Creation Units typically are issued on a “T+2 basis” (that is, two Business Days after trade date). However, as discussed in Appendix A, a Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.”;

2)	On page 71, the last three sentences of the first paragraph are deleted and replaced with the following:
“Deliveries of Fund securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.”;

3)	On page 71, the first two sentences of the fifth paragraph are deleted and replaced with the following:
“Deliveries of redemptions proceeds by a Fund generally will be made within two Business Days (that is “T+2”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is, the last day the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.”; and

4)	On page 100 of Appendix A, the first three sentences of the first paragraph are deleted and replaced with the following:
“The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two business days. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE